LIBERTY INTERMEDIATE
                                    BOND FUND

                                Semiannual Report

                                December 31, 2002

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

                              LIBERTY INTERMEDIATE
                                    BOND FUND

                                Semiannual Report

                                December 31, 2002

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

 PRESIDENT'S MESSAGE

[PHOTO OF Keith T. Banks]

Dear Shareholder:
The year began with forecasts of higher interest rates and a robust economy--conditions that are generally negative for bonds. However, interest rates generally declined and economic growth faltered, and 2002 was another good year for the bond market. Bond yields moved up in the first quarter, but then trended downward as scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war in Iraq unsettled investor confidence in stocks. The Federal Reserve Board held short-term interest rates steady throughout most of the year, then lowered a key rate in November. Intermediate and long-term bond yields moved higher in the final months of the year and high quality bonds gave back some of their earlier returns as the stock market rallied and the economy showed signs of stabilizing.

In general, high quality bonds outperformed lower quality bonds, and long-term bonds outperformed intermediate- and short-term bonds. All investment-grade bond market sectors delivered positive performance for the year. High-yield was the lone bond market sector to record negative performance for the year, although high-yield bonds rallied in the fourth quarter.

A stronger economy in the year ahead could put pressure on US Treasury bonds, which were the best performers in 2002. But it could also make corporate and high yield bonds more attractive. Because volatility across the financial markets is likely to continue, we believe it is important for shareholders to adhere to their long-term strategies and to talk to their financial advisors before making major changes to their portfolios.

The following report will provide you with more detailed information about fund performance and the strategies used by the fund's manager. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President





NET ASSET VALUE PER SHARE as of 12/31/02 ($)
         Class A                          8.80
         Class B                          8.80
         Class C                          8.80
         Class Z                          8.80

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 12/31/02 ($)
         Class A                          0.25
         Class B                          0.22
         Class C                          0.22
         Class Z                          0.26



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
12/31/92 - 12/31/02


PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A          19,448      18,522
----------------------------------------
 Class B          19,315      19,315
----------------------------------------
 Class C          19,342      19,342
----------------------------------------
 Class Z          19,579        n/a
----------------------------------------


[mountain chart data]:

                Class A shares        Class A shares               Lehman Bros.
          without sales charge     with sales charge       Aggregate Bond Index

12/1992                $10,000               $ 9,525                    $10,000
                        10,218                 9,733                     10,192
                        10,405                 9,911                     10,370
                        10,450                 9,953                     10,414
                        10,494                 9,995                     10,487
                        10,483                 9,985                     10,500
                        10,642                10,137                     10,691
                        10,666                10,159                     10,751
                        10,830                10,316                     10,940
                        10,859                10,344                     10,969
                        10,901                10,383                     11,010
                        10,823                10,309                     10,916
                        10,916                10,398                     10,975
                        11,092                10,565                     11,123
                        10,916                10,397                     10,930
                        10,677                10,170                     10,660
                        10,610                10,107                     10,574
                        10,583                10,080                     10,573
                        10,592                10,089                     10,550
                        10,751                10,241                     10,760
                        10,787                10,274                     10,773
                        10,668                10,161                     10,615
                        10,652                10,146                     10,605
                        10,585                10,082                     10,582
                        10,638                10,133                     10,655
                        10,795                10,283                     10,866
                        11,015                10,491                     11,124
                        11,083                10,556                     11,192
                        11,241                10,707                     11,349
                        11,575                11,025                     11,788
                        11,664                11,110                     11,874
                        11,662                11,108                     11,848
                        11,823                11,261                     11,991
                        11,928                11,362                     12,108
                        12,063                11,490                     12,265
                        12,253                11,672                     12,449
                        12,432                11,842                     12,623
                        12,557                11,960                     12,707
                        12,358                11,771                     12,486
                        12,273                11,690                     12,398
                        12,199                11,620                     12,329
                        12,199                11,620                     12,304
                        12,341                11,755                     12,469
                        12,398                11,809                     12,503
                        12,394                11,805                     12,481
                        12,596                11,998                     12,699
                        12,847                12,236                     12,980
                        13,095                12,473                     13,202
                        12,995                12,378                     13,080
                        13,073                12,452                     13,120
                        13,115                12,492                     13,153
                        12,965                12,350                     13,007
                        13,164                12,539                     13,202
                        13,305                12,673                     13,328
                        13,491                12,850                     13,486
                        13,874                13,215                     13,850
                        13,730                13,078                     13,733
                        13,923                13,262                     13,934
                        14,060                13,392                     14,136
                        14,115                13,444                     14,201
                        14,206                13,532                     14,345
                        14,392                13,709                     14,528
                        14,420                13,735                     14,517
                        14,498                13,809                     14,566
                        14,573                13,881                     14,642
                        14,700                14,002                     14,781
                        14,776                14,074                     14,907
                        14,810                14,107                     14,938
                        14,739                14,039                     15,182
                        15,049                14,334                     15,537
                        14,809                14,106                     15,454
                        15,037                14,323                     15,543
                        15,119                14,401                     15,589
                        15,276                14,550                     15,700
                        15,079                14,363                     15,425
                        15,249                14,525                     15,510
                        15,315                14,587                     15,560
                        15,211                14,488                     15,423
                        15,160                14,440                     15,373
                        15,162                14,442                     15,307
                        15,157                14,438                     15,300
                        15,311                14,583                     15,477
                        15,329                14,601                     15,534
                        15,363                14,633                     15,533
                        15,310                14,583                     15,458
                        15,343                14,614                     15,407
                        15,501                14,764                     15,594
                        15,657                14,913                     15,799
                        15,562                14,822                     15,754
                        15,474                14,739                     15,746
                        15,861                15,108                     16,073
                        16,034                15,273                     16,219
                        16,286                15,512                     16,455
                        16,441                15,660                     16,558
                        16,464                15,682                     16,668
                        16,637                15,846                     16,941
                        16,934                16,130                     17,256
                        17,342                16,519                     17,539
                        17,551                16,717                     17,692
                        17,668                16,829                     17,780
                        17,622                16,785                     17,705
                        17,839                16,992                     17,812
                        17,850                17,002                     17,879
                        18,266                17,398                     18,280
                        18,501                17,622                     18,490
                        18,309                17,439                     18,706
                        18,567                17,685                     19,097
                        18,558                17,676                     18,834
                        18,465                17,588                     18,713
                        18,607                17,723                     18,865
                        18,708                17,819                     19,048
                        18,577                17,694                     18,732
                        18,742                17,852                     19,095
                        18,924                18,025                     19,257
                        18,759                17,868                     19,423
                        18,615                17,730                     19,658
                        18,903                18,005                     19,990
                        18,992                18,090                     20,314
                        18,755                17,864                     20,221
                        19,042                18,137                     20,215
12/2002                 19,448                18,524                     20,637


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Lehman Brothers Aggregate Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 12/31/02 (%)
Share class                       A                           B                           C                     Z
Inception                      7/31/00                     2/1/02                      2/1/02                12/5/78
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)              3.73         -1.24          3.35         -1.65          3.42           2.42          3.86
-------------------------------------------------------------------------------------------------------------------
1-year                    5.39          0.41          4.67         -0.29          4.82           3.83          5.78
-------------------------------------------------------------------------------------------------------------------
5-year                    6.49          5.47          6.35          6.04          6.37           6.37          6.63
-------------------------------------------------------------------------------------------------------------------
10-year                   6.88          6.36          6.80          6.80          6.82           6.82          6.95
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C (newer class shares) shares performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of A,B and C classes would have been lower.

SEC YIELDS ON 12/31/02 (%)

CLASS A               4.98
CLASS B               4.48
CLASS C               4.63
CLASS Z               5.48

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 4.48% for the class C shares.

MATURITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

0-1 year               2.2
1-5 years             45.1
5-10 years            37.3
10-20 years            6.6
20+ years              8.8


QUALITY BREAKDOWN AS OF 12/31/02 (%)
AAA                   16.2
AA                    11.7
A                     32.4
BBB                   29.9
BB                     8.2
B AND LOWER            1.6

Quality and maturity breakdowns are calculated as a percentage of total net assets, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.



 PORTFOLIO MANAGER'S REPORT

For the six months ended December 31, 2002, class A shares of Liberty Intermediate Bond Fund generated a total return of 3.73%, without sales charge. The fund trailed its primary benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 6.23% for the same period. The fund also trailed its peer group, the Lipper Intermediate Investment Grade Bond Category, which had a total return of 5.48% for the year.1 Our decision to emphasize corporate bonds and reduce government issues turned out to be premature and accounted for the fund's underperformance.

CORPORATE BONDS UNDER PRESSURE
BEFORE RALLYING LATE IN THE PERIOD
Early in the period, we began to raise the fund's position in corporate bonds based on the belief that a combination of low interest rates and lower taxes would speed economic growth. But as economic reports continued to point to lackluster growth, investors sold corporate bonds, pushing their prices lower. Instead, they favored the relative safety of Treasury and mortgage-backed securities. Corporate scandals, geopolitical worries and concerns over credit quality also put pressure on corporate bonds during the first half of the period. By October, signs that the economy was slowly improving appeared to boost investor confidence. Equity markets moved up in October and November before pulling back somewhat in December, and corporate bonds followed.

GOOD RESULTS IN FINANCIALS
AND TELECOMMUNICATIONS
Aided by low interest rates, financial companies performed well relative to other sectors. Loan quality held up well despite the stumbling economy, as banks, including Citigroup and Wells Fargo (1.8% and 1.4% of net assets, respectively), controlled credit risks effectively.2 A recovery in the battered telecommunications sector also boosted results. AT&T (0.8% of net assets) benefited from the sale of its cable asset, and ALLTEL (0.5% of net assets), which provides phone service in rural areas, added market share.

---------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2 Holdings are disclosed as of December 31, 2002 and are subject to change.

AUTOS, AIRLINES AND ENERGY
HELD BACK PERFORMANCE
Investment-grade bonds of automakers declined as investors feared that car sales would slow after companies had exhausted several rounds of incentives. In addition, Ford and General Motors (1.4% and 1.3% of net assets, respectively) disclosed problems in pension funding. Investors favored Diamler-Chrysler (1.1% of net assets), which has been progressing well with its restructuring efforts. Bonds of United Airlines (0.3% of net assets) sold down sharply on United's bankruptcy news. The energy sector also experienced credit stress, including Calpine and El Paso Corporation (0.2% and 0.1% of net assets, respectively). The high-yield sector, which accounted for approximately 10% of the portfolio at year end, was another drag on results.

BULLISH ON THE ECONOMY
If consumer spending holds up and business makes more of a contribution to the recovery, we expect the US economy to continue to strengthen, particularly in the second half of 2003. And because corporations have started to strengthen their balance sheets by paying down debt, we expect credit quality to improve over the next few years. Corporate bond valuations are also attractive compared to government issues, which have risen sharply. And with fewer bonds being issued, the supply-demand balance for corporate bonds also appears favorable. As a result of our positive outlook for corporate issues, we have raised the fund's position in investment-grade corporate bonds. Government securities, at less than one percent, are well under their usual allocation. High-yield exposure, is in line with the fund's history.

/s/ Mike T. Kennedy

Mike T. Kennedy is portfolio manager of Liberty Intermediate Bond Fund.


-----------------
Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bond. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

 INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES - 82.9%                 PAR         VALUE
-------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.0%
AGRICULTURAL SERVICES - 1.0%
Monsanto Co.,
   7.375% 08/15/12            $  8,400,000  $ 9,064,692
                                           ------------

-------------------------------------------------------
CONSTRUCTION - 0.4%
BUILDING CONSTRUCTION - 0.4%
Pulte Homes, Inc.,
   7.875% 06/15/32              3,500,000     3,576,860
                                           ------------

-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 30.1%
DEPOSITORY INSTITUTIONS - 9.1%
Bank One Corp,
   6.000% 08/01/08 (a)         11,888,000    13,273,665
Barclays Bank PLC:
   6.860% 09/29/49 (b)(c)       4,500,000     4,610,250
   7.375% 06/29/49 (b)(c)       5,000,000     5,609,700
First Massachusetts Bank,
   7.625% 06/15/11              5,500,000     6,379,285
First Union Corp.,
   6.875% 09/15/05             12,217,000    13,613,525
Popular, Inc.,
   6.125% 10/15/06              7,000,000     7,487,550
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             6,845,000     7,712,604
Washington Mutual, Inc.,
   7.500% 08/15/06              8,025,000     9,030,773
Wells Fargo Co.,
   7.250% 08/24/05             11,170,000    12,538,437
                                           ------------
                                             80,255,789
                                           ------------
FINANCIAL SERVICES - 5.3%
Citicorp,
   8.040% 12/15/19 (b)         10,750,000    12,404,210
Citigroup, Inc.,
   5.700% 02/06/04              3,000,000     3,129,750
GATX Financial Corp.,
   8.875% 06/01/09              3,000,000     2,877,720
Hartford Financial Services Group,
   4.700% 09/01/07              4,000,000     4,019,360
International Lease Finance Corp.,
   6.375% 03/15/09              9,000,000     9,631,350
John Deere Capital Corp.,
   7.000% 03/15/12              9,000,000    10,445,850
National Rural Utilities
   Cooperative Finance Corp.,
   5.750% 08/28/09              3,750,000     3,976,200
                                           ------------
                                             46,484,440
                                           ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.4%
HSBC Holdings PLC:
   9.547% 12/29/49 (b)(c)       4,500,000     5,534,631
   10.176% 12/29/49 (b)(c)      5,000,000     7,015,490
                                           ------------
                                             12,550,121
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
INSURANCE CARRIERS - 1.8%
Florida Windstorm
   Underwriting Association,
   7.125% 02/25/19 (b)        $ 4,425,000   $ 5,066,359
Prudential Insurance
   Co. of America,
   7.650% 07/01/07              9,875,000    11,202,101
                                           ------------
                                             16,268,460
                                           ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.2%
Brascan Corp.,
   7.125% 06/15/12              3,500,000     3,694,040
Countrywide Home Loans, Inc.,
   6.850% 06/15/04              8,500,000     9,025,300
Ford Motor Credit Co.:
   7.375% 10/28/09              7,000,000     6,892,690
   7.875% 06/15/10              5,300,000     5,346,958
General Motors Acceptance Corp.:
   6.125% 08/28/07              6,000,000     6,070,080
   6.875% 09/15/11              5,500,000     5,485,040
Household Finance Corp.:
   5.875% 02/01/09              8,200,000     8,350,142
   7.350% 11/27/32              1,000,000     1,085,440
                                           ------------
                                             45,949,690
                                           ------------
REAL ESTATE - 2.8%
Archstone-Smith Operating Trust,
   5.000% 08/15/07              4,000,000     4,065,240
EOP Operating L.P.,
   8.375% 03/15/06             11,000,000    12,259,170
iStar Financial, Inc.,
   8.750% 08/15/08              8,000,000     8,400,000
                                           ------------
                                             24,724,410
                                           ------------
SECURITY BROKERS & DEALERS - 4.5%
Credit Suisse First
   Boston USA, Inc.:
   4.625% 01/15/08              7,000,000     7,097,580
   5.875% 08/01/06              7,750,000     8,241,350
Goldman Sachs Group, Inc.,
   5.500% 11/15/14             13,000,000    13,106,080
Jefferies Group, Inc.,
   7.750% 03/15/12              7,250,000     7,580,455
LaBranche & Co., Inc.,
   12.000% 03/02/07             3,300,000     3,679,500
                                           ------------
                                             39,704,965
                                           ------------

-------------------------------------------------------
MANUFACTURING - 9.5%
APPAREL - 1.0%
Cintas Corp.:
   5.125% 06/01/07              5,315,000     5,679,609
   6.000% 06/01/12              3,250,000     3,551,177
                                           ------------
                                              9,230,786
                                           ------------




See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
MANUFACTURING (CONTINUED)
AUTO PARTS & ACCESSORIES - 0.5%
Dana Corp.:
   9.000% 08/15/11            $ 3,200,000   $ 3,096,000
   10.125% 03/15/10             1,000,000     1,015,000
                                           ------------
                                              4,111,000
                                           ------------
CHEMICALS & ALLIED PRODUCTS - 1.9%
Dow Chemical Co.,
   5.750% 11/15/09             10,500,000    10,864,245
Eastman Chemical Co.,
   7.625% 06/15/24              5,000,000     5,576,850
                                           ------------
                                             16,441,095
                                           ------------
FOOD & KINDRED PRODUCTS - 0.2%
Land O'Lakes, Inc.,
   8.750% 11/15/11              3,000,000     1,680,000
                                           ------------
LUMBER & WOOD PRODUCTS - 1.3%
Georgia-Pacific Corp.,
   7.500% 05/15/06              7,000,000     6,685,000
Weyerhaeuser Co.,
   7.375% 03/15/32              4,200,000     4,557,882
                                           ------------
                                             11,242,882
                                           ------------
MACHINERY & COMPUTER EQUIPMENT - 0.7%
IBM Canada Credit Services Co.,
   3.750% 11/30/07 (b)          6,000,000     6,023,220
                                           ------------
MOTOR VEHICLE TRANSPORTATION EQUIPMENT - 0.4%
Briggs & Stratton Corp.,
   8.875% 03/15/11              3,375,000     3,645,000
                                           ------------
PAPER PRODUCTS - 1.3%
Buhrmann US, Inc.,
   12.250% 11/01/09             1,350,000     1,242,000
International Paper Co.,
   8.125% 07/08/05              9,000,000    10,061,820
                                           ------------
                                             11,303,820
                                           ------------
PRIMARY METAL - 0.1%
United States Steel Corp.,
   10.750% 08/01/08             1,000,000       985,000
                                           ------------
PRINTING & PUBLISHING - 1.5%
Gannett Co., Inc.,
   6.375% 04/01/12              3,500,000     3,981,250
Mail-Well, Inc.,
   9.625% 03/15/12              1,500,000     1,320,000
Scholastic Corp.,
   5.750% 01/15/07              7,750,000     8,160,595
                                           ------------
                                             13,461,845
                                           ------------
TOBACCO PRODUCTS - 0.6%
UST, Inc.,
   8.800% 03/15/05              5,000,000     5,566,550
                                           ------------

-------------------------------------------------------




                                      PAR         VALUE
-------------------------------------------------------
MINING & ENERGY - 4.8%
METALS & MINING - 0.2%
Freeport-McMoRan
   Copper & Gold, Inc.,
   7.500% 11/15/06            $ 1,670,000   $ 1,519,700
                                           ------------
OIL & GAS EXTRACTION - 1.4%
Newfield Exploration Co.,
   7.450% 10/15/07              1,500,000     1,575,000
Nexen, Inc.,
   7.875% 03/15/32              5,250,000     5,555,497
Noble Drilling Corp.,
   7.500% 03/15/19              4,245,000     4,786,959
                                           ------------
                                             11,917,456
                                           ------------
OIL & GAS FIELD SERVICES - 3.2%
ConocoPhillips,
   5.900% 10/15/32 (b)          3,500,000     3,482,535
Devon Financing Corp.,
   7.875% 09/30/31              3,500,000     4,219,215
PDVSA Finance Ltd.:
   7.400% 08/15/16              2,500,000     1,775,000
   8.750% 02/15/04              1,113,000     1,068,703
Pemex Master Trust,
   7.875% 02/01/09              6,000,000     6,507,180
Petrobas International Finance Co.:
   9.125% 02/01/07 (b)          3,000,000     2,820,000
   9.750% 07/06/11              3,500,000     3,010,000
Union Oil Co. of California,
   7.350% 06/15/09              4,750,000     5,298,625
                                           ------------
                                             28,181,258
                                           ------------

-------------------------------------------------------
RETAIL TRADE - 7.2%
AUTO DEALERS & GAS STATIONS - 1.1%
DaimlerChrysler AG,
   6.900% 09/01/04              8,706,000     9,304,625
                                           ------------
FOOD STORES - 0.5%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08              4,250,000     4,335,000
                                           ------------
GENERAL MERCHANDISE STORES - 2.1%
Kohl's Corp.,
   6.000% 01/15/33              2,000,000     2,009,220
Sears Roebuck Acceptance Corp.,
   7.000% 06/01/32              7,000,000     5,946,290
The May Department Stores Co.,
   7.900% 10/15/07              9,326,000    10,842,594
                                           ------------
                                             18,798,104
                                           ------------
MISCELLANEOUS RETAIL - 2.5%
Price/Costco, Inc.,
   7.125% 06/15/05              7,350,000     8,217,153




See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
RETAIL TRADE (CONTINUED)
MISCELLANEOUS RETAIL (CONTINUED)
Toys R Us, Inc.,
   6.875% 08/01/06            $ 6,000,000   $ 5,880,000
USA Interactive,
   7.000% 01/15/13 (b)          7,500,000     7,763,550
                                           ------------
                                             21,860,703
                                           ------------
RESTAURANTS - 1.0%
YUM! Brands, Inc.,
   7.700% 07/01/12              8,250,000     8,621,250
                                           ------------

-------------------------------------------------------
SERVICES - 8.4%
AUTO EQUIPMENT & RENTAL SERVICES - 0.5%
Hertz Corp.,
   7.625% 06/01/12              4,250,000     4,034,312
                                           ------------
BUSINESS SERVICES - 0.3%
FedEx Corp.,
   7.530% 09/23/06              2,149,271     2,379,695
                                           ------------
ENTERTAINMENT/MEDIA - 1.3%
AOL Time Warner, Inc.,
   7.700% 05/01/32              2,000,000     2,074,820
The Walt Disney Co.,
   5.375% 06/01/07              8,000,000     8,478,800
                                           ------------
                                             10,553,620
                                           ------------
HEALTH SERVICES - 4.3%
HCA, Inc.,
   7.125% 06/01/06             11,000,000    11,553,300
HealthSouth Corp.,
   7.625% 06/01/12              5,000,000     4,125,000
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09             3,500,000     3,745,000
Tenet Healthcare Corp.,
   5.375% 11/15/06              9,250,000     8,556,250
United Healthcare Group,
   7.500% 11/15/05              8,500,000     9,566,070
                                           ------------
                                             37,545,620
                                           ------------
HOTELS, CAMPS & LODGING - 2.0%
Hyatt Equities LLC,
   6.875% 06/15/07 (b)          5,000,000     5,026,750
Meditrust Companies:
   7.114% 08/15/04 (b)          2,150,000     2,128,500
   7.820% 09/10/26              3,700,000     3,737,000
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.375% 05/01/07 (b)          7,000,000     6,903,750
                                           ------------
                                             17,796,000
                                           ------------

-------------------------------------------------------


                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 21.0%
AEROSPACE - 2.0%
Raytheon Co.:
   5.500% 11/15/12            $ 1,750,000   $ 1,777,160
   8.300% 03/01/10              7,000,000     8,251,950
Systems 2001 Asset Trust:
   6.664% 09/15/13 (b)          2,768,180     2,983,265
   7.156% 12/15/11 (b)          4,656,856     4,967,838
                                           ------------
                                             17,980,213
                                           ------------
AIR TRANSPORTATION - 3.5%
Air 2 US
   8.027% 10/01/19 (b)          6,136,375     3,988,644
American Airlines, Inc.:
   7.024% 04/15/11              7,000,000     6,580,000
   7.858% 10/01/11              1,250,000     1,212,500
Delta Air Lines, Inc.:
   7.570% 11/18/10              4,250,000     4,213,577
   7.779% 11/18/05              6,250,000     5,000,000
Southwest Airlines Co.,
   5.496% 11/01/06              7,000,000     7,258,580
United Airlines, Inc.:
   7.783% 01/01/14 (d)          2,843,628     2,218,030
   9.200% 03/22/08 (d)          2,399,897       359,985
                                           ------------
                                             30,831,316
                                           ------------
BROADCASTING - 0.9%
Viacom, Inc.,
   7.700% 07/30/10              6,500,000     7,722,520
                                           ------------
CABLE - 1.7%
AT&T Broadband Corp.,
   8.375% 03/15/13              7,214,000     8,173,390
Charter Communications
   Holding LLC:
   9.625% 11/15/09              2,000,000       880,000
   10.000% 05/15/11             1,000,000       440,000
CSC Holdings, Inc.:
   7.875% 02/15/18              4,250,000     3,782,500
   8.125% 07/15/09              2,000,000     1,930,000
                                           ------------
                                             15,205,890
                                           ------------
ELECTRIC SERVICES - 6.6%
Calpine Canada Energy
   Finance ULC,
   8.500% 05/01/08              3,000,000     1,350,000
Dominion Resources, Inc.,
   6.750% 12/15/32              3,500,000     3,598,175
Edison Mission Energy,
   9.875% 04/15/11              1,100,000       517,000
FirstEnergy Corp.:
   5.500% 11/15/06              5,000,000     5,019,950
   7.375% 11/15/31              4,250,000     4,097,425



See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
Kansas City Power & Light,
   6.000% 03/15/07            $10,000,000  $ 10,660,000
Midamerican Energy
   Holdings Co.:
   4.625% 10/01/07 (b)          5,000,000     4,956,350
   5.875% 10/01/12 (b)          7,000,000     7,030,170
Niagara Mohawk Power Corp.,
   8.875% 05/15/07              5,500,000     6,508,590
Northern State Power Corp.,
   8.000% 08/28/12 (b)          3,750,000     4,223,887
Oglethorpe Power Corp.,
   6.974% 06/30/11              3,011,000     3,269,976
Southern Power Co.,
   6.250% 07/15/12              5,000,000     5,269,350
Southpoint Energy,
   8.400% 05/30/12 (b)          2,100,660     1,333,919
                                           ------------
                                             57,834,792
                                           ------------
GAS SERVICES - 0.4%
Southern California Gas Co.,
   4.800% 10/01/12              3,500,000     3,522,785
                                           ------------
PIPELINES - 0.1%
El Paso Corp.,
   6.750% 05/15/09              1,500,000     1,050,000
                                           ------------
RAILROADS - 0.5% CSX Corp.,
   6.250% 10/15/08              4,000,000     4,431,520
                                           ------------
SANITARY SERVICES - 1.8%
Allied Waste North America, Inc.,
   8.875% 04/01/08              5,500,000     5,582,500
Waste Management, Inc.:
   7.375% 08/01/10              5,500,000     6,026,075
   7.750% 05/15/32 (b)          4,000,000     4,326,280
                                           ------------
                                             15,934,855
                                           ------------
TELECOMMUNICATIONS - 3.5%
ALLTEL Corp.,
   7.875% 07/01/32              3,500,000     4,269,965
AT&T Corp.,
   6.500% 11/15/06              7,000,000     7,420,000
Intermedia Communications, Inc.,
   (e) 03/01/09
   (12.250% 03/01/04) (f)       6,000,000       900,000
Sprint Corp.:
   6.125% 11/15/08              3,000,000     2,760,000
   8.750% 03/15/32              2,500,000     2,387,500
TPSA Finance BV,
   7.750% 12/10/08 (b)          6,000,000     5,981,220





                                      PAR         VALUE
-------------------------------------------------------
Verizon Wireless, Inc.,
   5.375% 12/15/06            $ 5,000,000   $ 5,223,800
WorldCom, Inc.,
   8.250% 05/15/31 (g)          7,850,000     1,844,750
                                           ------------
                                             30,787,235
                                           ------------

-------------------------------------------------------
WHOLESALE TRADE - 0.5%
NON-DURABLE GOODS - 0.5%
Lilly Del Mar, Inc.,
   7.717% 08/01/29 (b)          4,155,000     4,444,869
                                           ------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $717,396,775)                   728,863,963
                                           ------------

ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED SECURITIES - 8.5%
-------------------------------------------------------
American Mortgage Trust,
   8.130% 09/27/22                311,581       280,423
California Infrastructure,
   6.420% 09/25/08              5,000,000     5,442,822
Cigna CBO Ltd.,
   6.460% 11/15/08 (b)(c)       4,185,375     4,260,581
Diversified REIT Trust,
   6.780% 03/18/11 (b)(c)       5,000,000     5,326,563
First Boston Mortgage
   Securities Corp.,
   2.786% 09/28/13 (c)(g)         239,421            --
First Union National Bank:
   5.585% 02/12/34              6,224,791     6,673,700
   6.141% 02/12/34              8,000,000     8,852,332
GS Mortgage Securities Corp.,
   7.750% 09/19/27 (b)          3,276,895     3,397,727
JP Morgan Commercial
   Mortgage Finance Corp.,
   7.400% 07/15/31             10,000,000    11,598,124
LB Commercial Conduit
   Mortgage Trust,
   6.210% 10/15/35             10,000,000    11,153,464
LB-UBS Commercial
   Mortgage Trust,
   6.510% 12/15/26              5,000,000     5,671,814
Merrill Lynch Mortgage
   Investors, Inc.,
   7.059% 12/26/25 (c)          1,751,610     1,848,372
Nomura Asset Securities Corp.,
   7.120% 04/13/39              6,255,000     6,983,063
Option One Mortgage
   Securities Corp.,
   9.660% 06/26/29 (b)            192,469       191,506
PNC Mortgage Securities Corp.,
   7.500% 06/25/26              2,164,788     2,334,118



See notes to investment portfolio.

December 31, 2002 (Unaudited)


ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED
SECURITIES (CONTINUED)                PAR         VALUE
-------------------------------------------------------
Structured Asset Securities Corp.,
   1.600% 02/25/28 (c)        $11,804,987    $  662,745
                                           ------------
TOTAL ASSET-BACKED & NON-AGENCY
   MORTGAGE-BACKED SECURITIES
   (cost of $69,039,103)                     74,677,354
                                           ------------

GOVERNMENT OBLIGATIONS - 5.7%
-------------------------------------------------------
FOREIGN GOVERNMENT BOND - 0.7%
State of Qatar
   9.750% 06/15/30 (b)          5,000,000     6,250,000
                                           ------------

-------------------------------------------------------
U.S. GOVERNMENT
AGENCIES & OBLIGATIONS - 5.0%
Federal Home Loan
   Mortgage Corporation:
   6.000% 01/01/32 - 09/01/32  13,604,206    14,071,824
   12.000% 07/01/20               648,128       751,799
                                           ------------
                                             14,823,623
                                           ------------
Federal National
   Mortgage Association:
   6.000% 04/01/09 - 03/01/24   8,422,184     8,867,300
   6.500% 10/01/28 - 12/01/31  16,129,435    16,797,269
   8.500% 09/01/03 - 11/01/03      12,604        12,837
   9.250% 03/25/18                609,845       717,714
                                           ------------
                                             26,395,120
                                           ------------
Government National
   Mortgage Association:
   6.500% 07/20/25                375,494       386,937
   8.000% 01/15/08 - 07/15/08     924,757       996,308
   9.000% 06/15/16 - 10/15/16      68,713        76,415
                                           ------------
                                              1,459,660
                                           ------------
U.S. Treasury Notes,
   5.375% 02/15/31              1,015,000     1,106,508
                                           ------------

TOTAL GOVERNMENT OBLIGATIONS
   (cost of $46,964,590)                     50,034,911
                                           ------------

SHORT-TERM OBLIGATION - 1.5%
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 12/31/02, due 01/02/03 at
   1.180%, collateralized by a U.S.
   Treasury Bond maturing 05/15/30,
   market value $13,628,500 (repur-
   chase proceeds $13,361,876)
   (cost of $13,361,000)       13,361,000    13,361,000
                                           ------------
TOTAL INVESTMENTS - 98.6%
   (cost of $846,761,468) (h)               866,937,228
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 1.4%       12,297,844
-------------------------------------------------------
NET ASSETS - 100.0%                        $879,235,072
                                           ------------




NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security, or a portion thereof, with a market value of $2,006,458, is being used to collateralize open futures contracts.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $138,051,764, which represents 15.7% of net assets.
(c) Interest rates on variable rate securities change periodically. The rate listed is as of December 31, 2002.
(d) As of December 31, 2002, the Fund held bonds of United Airlines, Inc., representing 0.3% of net assets. United Airlines, Inc. filed for bankruptcy protection under Chapter 11 on December 9, 2002. Income is being fully accrued as these instruments are collateralized by certain lease obligations.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f) This issuer is in default of certain debt covenants. Income is not being accrued.
(g) As of December 31, 2002, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.2% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(h) Cost for federal income tax purposes is $848,241,548.

Short futures contracts open at December 31, 2002:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  DEPRECIATION
      TYPE         CONTRACTS      MONTH     AT 12/31/02
--------------------------------------------------------
  5 Year U.S.
   Treasury Note  $21,000,000     March   $  (467,334)
  10 Year U.S.
   Treasury Note   18,700,000     March      (533,822)
  30 Year U.S.
   Treasury Bond   47,500,000     March    (1,658,226)
                                           -----------
                                          $(2,659,382)
                                           ===========




See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)


ASSETS:
Investments, at cost                       $846,761,468
                                           ------------
Investments, at value                      $866,937,228
Cash                                                505
Receivable for:
   Fund shares sold                           2,874,250
   Interest                                  12,229,809
   Futures variation margin                     281,432
Deferred Trustees' compensation plan              1,928
Other assets                                      1,847
                                           ------------
     Total Assets                           882,326,999
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                    2,060,015
   Distributions                                624,582
   Management fee                               249,336
   Administration fee                           110,915
   Transfer agent fee                             2,540
   Pricing and bookkeeping fees                  11,134
   Trustees' fee                                  2,724
Deferred Trustees' fee                            1,928
Other liabilities                                28,753
                                           ------------
     Total Liabilities                        3,091,927
                                           ------------
NET ASSETS                                 $879,235,072
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $891,292,903
Overdistributed net investment income        (1,830,818)
Accumulated net realized loss               (27,743,391)
Net unrealized appreciation
(depreciation) on:
   Investments                               20,175,760
   Futures contracts                         (2,659,382)
                                           ------------
NET ASSETS                                 $879,235,072
                                           ============
CLASS A:
Net assets                                 $ 64,068,224
Shares outstanding                            7,279,529
                                           ------------
Net asset value per share                  $       8.80(a)
                                           ============
Maximum offering price per share
   ($8.80/0.9525)                          $       9.24(b)
                                           ============
CLASS B:
Net assets                                 $ 79,068,398
Shares outstanding                            8,983,801
                                           ------------
Net asset value and offering
   price per share                         $       8.80(a)
                                           ============
CLASS C:
Net assets                                 $ 32,049,105
Shares outstanding                            3,641,409
                                           ------------
Net asset value and offering
   price per share                         $       8.80(a)
                                           ============
CLASS Z:
Net assets                                 $704,049,345
Shares outstanding                           79,990,119
                                           ------------
Net asset value, offering and redemption
   price per share                         $       8.80
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002 (Unaudited)


INVESTMENT INCOME:
Interest                                    $28,669,150
                                           ------------
EXPENSES:
Expense allocated from the Portfolio            619,612
Management fee                                  919,804
Administration fee                              650,380
Distribution fee:
   Class A                                       25,410
   Class B                                      218,016
   Class C                                       89,789
Service fee:
   Class A                                       63,250
   Class B                                       72,672
   Class C                                       29,729
Pricing and bookkeeping fees                    160,637
Transfer agent fee                              719,005
Trustees' fee                                    13,239
Custody fee                                       8,545
Other expenses                                   88,760
                                           ------------
   Total Operating Expenses                   3,678,848
Fees waived by Distributor:
   Class A                                      (25,410)
   Class C                                      (18,439)
Custody earnings credit                          (1,285)
                                           ------------
   Net Operating Expenses                     3,633,714
Interest expense                                  1,986
                                           ------------
   Net Expenses                               3,635,700
                                           ------------
Net Investment Income                        25,033,450
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
   Investments                               (2,704,628)
   Futures contracts                         (8,522,416)
                                           ------------
     Net realized loss                      (11,227,044)
                                           ------------
Net change in unrealized appreciation/depreciation on:
   Investments                               20,554,751
   Futures contracts                         (1,491,736)
                                           ------------
     Net change in unrealized
       appreciation/depreciation             19,063,015
                                           ------------
Net Gain                                      7,835,971
                                           ------------

Net Increase in Net Assets from
   Operations                               $32,869,421
                                           ============



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                  2002 (a)    2002 (b)
------------------------------------------------------

OPERATIONS:
Net investment income        $ 25,033,450 $ 40,582,815
Net realized loss on investments
   and futures contracts      (11,227,044)  (3,112,703)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           19,063,015   (6,652,968)
                             ------------ ------------
Net Increase from Operations   32,869,421   30,817,144
                             ------------ ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   Class A                     (1,439,516)    (980,531)
   Class B                     (1,434,729)    (221,915)
   Class C                       (602,005)     (79,287)
   Class Z                    (21,873,618) (40,976,904)
Return of capital:
   Class A                             --       (4,063)
   Class B                             --         (919)
   Class C                             --         (329)
   Class Z                             --     (169,791)
                             ------------ ------------
Total Distributions Declared
   to Shareholders            (25,349,868) (42,433,739)
                             ------------ ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               52,092,888   26,788,516
   Distributions reinvested     1,181,127      925,567
   Redemptions                (22,416,866)  (7,089,601)
                             ------------ ------------
     Net Increase              30,857,149   20,624,482
                             ------------ ------------
Class B:
   Subscriptions               54,216,234   29,577,438
   Distributions reinvested     1,021,589      157,274
   Redemptions                 (5,899,722)    (668,496)
                             ------------ ------------
     Net Increase              49,338,101   29,066,216
                             ------------ ------------
Class C:
   Subscriptions               26,201,378   12,356,180
   Distributions reinvested       402,011       59,464
   Redemptions                 (6,573,977)    (636,168)
                             ------------ ------------
     Net Increase              20,029,412   11,779,476
                             ------------ ------------



                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                  2002 (a)    2002 (b)
------------------------------------------------------

Class Z:
   Subscriptions            $ 159,635,654$ 486,288,652
   Distributions reinvested    19,093,110   36,918,397
   Redemptions               (209,720,900)(296,924,898)
                             ------------ ------------
     Net Increase (decrease)  (30,992,136) 226,282,151
                             ------------ ------------
Net Increase from Share
   Transactions                69,232,526  287,752,325
                             ------------ ------------
Total Increase in Net Assets   76,752,079  276,135,730

NET ASSETS:
Beginning of period           802,482,993  526,347,263
                             ------------ ------------

End of period (overdistributed
   net investment income of
   $(1,830,818) and $(1,514,400),
   respectively)             $879,235,072 $802,482,993
                             ============ ============

CHANGES IN SHARES:
Class A:
   Subscriptions                6,015,982    3,030,795
   Issued for distributions
     reinvested                   136,069      104,218
   Redemptions                 (2,595,166)    (800,927)
                             ------------ ------------
     Net Increase               3,556,885    2,334,086
                             ------------ ------------
Class B:
   Subscriptions                6,254,778    3,352,832
   Issued for distributions
     reinvested                   117,678       17,903
   Redemptions                   (683,468)     (75,922)
                             ------------ ------------
     Net Increase               5,688,988    3,294,813
                             ------------ ------------
Class C:
   Subscriptions                3,021,346    1,400,267
   Issued for distributions
     reinvested                    46,316        6,772
   Redemptions                   (761,155)     (72,137)
                             ------------ ------------
     Net Increase               2,306,507    1,334,902
                             ------------ ------------
Class Z:
   Subscriptions               18,411,609   54,642,619
   Issued for distributions
     reinvested                 2,200,828    4,156,784
   Redemptions                (24,200,150) (33,398,899)
                             ------------ ------------
     Net Increase (Decrease)   (3,587,713)  25,400,504
                             ------------ ------------


(a) Effective July 29, 2002, Stein Roe Intermediate Bond Fund Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares.
(b) Class B and Class C shares were initially offered on February 1, 2002, at which time Stein Roe Intermediate Bond Fund was renamed Liberty Intermediate Bond Fund with Class S shares renamed as Stein Roe Intermediate Bond Fund, Class S.

 NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Intermediate Bond Fund (the "Fund") (formerly, Stein Roe Intermediate Bond Fund), a series of Liberty Stein Roe Funds Income Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek its total return by pursuing current income and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Effective July 29, 2002, Stein Roe Intermediate Bond Fund's Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Prior to September 13, 2002, the Fund invested substantially all of its assets in the SR&F Intermediate Bond Portfolio as part of a master/feeder structure. As of the close of business on September 12, 2002, the Portfolio distributed all of its net assets to the Fund in exchange for the Fund's interest in the Portfolio in complete liquidation of the Portfolio. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods approved by the Internal Revenue Service.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:
Long-term debt securities are valued using market quotations if readily available at the time of valuation. Investments which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class A, Class B and Class C shares, only.

INVESTMENT TRANSACTIONS AND
INVESTMENT INCOME:
Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at December 31, 2002.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of June 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
-----------------------------------------------------
       2004                         $1,428,406
       2005                          1,289,388
       2008                          1,558,676
       2009                          3,689,913
                                    ----------
       Total                        $7,966,383
                                    ==========


NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.35% of the Fund's average daily net assets.

Prior to July 12, 2002, the management fee was paid by the Portfolio at the same rate.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee equal to 0.15% of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreements with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 12, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEES:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $10,626 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $188, $86,597 and $7,854 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,285 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $605,543 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $227,206,356 and $215,776,830, respectively, of which $83,891,533 and $77,920,177 respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at December 31, 2002, for federal income tax purposes was:

     Gross unrealized appreciation       $ 48,855,723
     Gross unrealized depreciation        (30,160,043)
                                         ------------
       Net unrealized appreciation       $ 18,695,680
                                         ============


OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, the average daily loan balance outstanding on days where borrowings existed was $2,224,399 at a dollar weighted average interest rate of 2.28%.


 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                          (UNAUDITED)
                                                                          SIX MONTHS                          PERIOD
                                                                             ENDED         YEAR ENDED          ENDED
                                                                         DECEMBER 31,       JUNE 30,         JUNE 30,
CLASS A SHARES                                                               2002             2002           2001 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.73          $  8.84          $  8.46
                                                                              -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.25             0.53(c)          0.56
Net realized and unrealized gain (loss) on investments and futures contracts     0.07            (0.08)(c)         0.36
                                                                              -------          -------          -------
   Total from Investment Operations                                              0.32             0.45             0.92
                                                                              -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.25)           (0.56)           (0.54)
Return of capital                                                                  --               --(d)            --
                                                                              -------          -------          -------
   Total Distributions Declared to Shareholders                                 (0.25)           (0.56)           (0.54)
                                                                              -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                $  8.80          $  8.73          $  8.84
                                                                              =======          =======          =======
Total return (e)                                                                3.73%(f)(g)      5.10%(f)        11.19%(g)
                                                                              =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)                                                          0.98%(i)         1.04%            0.96%(i)
Interest expense                                                                  --%(i)(j)        --%              --%
Expenses (h)                                                                    0.98%(i)         1.04%            0.96%(i)
Net investment income (h)                                                       5.63%(i)         5.94%(c)         6.90%(i)
Waiver/reimbursement                                                            0.10%(i)         0.10%              --%
Portfolio turnover                                                                26%(g)          179%(k)          254%(k)
Net assets, end of period (000's)                                             $64,068          $32,493          $12,279

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for the period prior to June 30, 2002 has not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.
(k)  Portfolio turnover disclosed is for the SR&FIntermediate Bond Portfolio.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                           (UNAUDITED)
                                                                                           SIX MONTHS         PERIOD
                                                                                              ENDED            ENDED
                                                                                          DECEMBER 31,       JUNE 30,
CLASS B SHARES                                                                                2002           2001 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $  8.73          $  8.89
                                                                                               -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                         0.21             0.18(c)
Net realized and unrealized gain (loss) on investments and futures contracts                      0.08            (0.13)(c)
                                                                                               -------          -------
   Total from Investment Operations                                                               0.29             0.05
                                                                                               -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                       (0.22)           (0.21)
Return of capital                                                                                   --               --(d)
                                                                                               -------          -------
   Total Distributions Declared to Shareholders                                                  (0.22)           (0.21)
                                                                                               -------          -------
NET ASSET VALUE, END OF PERIOD                                                                 $  8.80          $  8.73
                                                                                               -------          -------
Total return (e)(f)                                                                              3.35%            0.51%
                                                                                               -------          -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (g)(h)                                                                        1.73%            1.83%
Interest expense (g)                                                                               --%(i)           --%
Expenses (g)(h)                                                                                  1.73%            1.83%
Net investment income (g)(h)                                                                     4.88%            5.04%(c)
Portfolio turnover                                                                                 26%(f)          179%(j)
Net assets, end of period (000's)                                                              $79,068          $28,758

(a) Class B shares were initially offered on February 1, 2002. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)  Not annualized.
(g)  Annualized.
(h) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(i)  Rounds to less than 0.01%.
(j)  Portfolio turnover disclosed is for the SR&FIntermediate Bond Portfolio.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                           (UNAUDITED)
                                                                                           SIX MONTHS         PERIOD
                                                                                              ENDED            ENDED
                                                                                          DECEMBER 31,       JUNE 30,
CLASS C SHARES                                                                                2002           2001 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $  8.73          $  8.89
                                                                                               -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                         0.22             0.19(c)
Net realized and unrealized gain (loss) on investments and futures contracts                      0.07            (0.14)(c)
                                                                                               -------          -------
   Total from Investment Operations                                                               0.29             0.05
                                                                                               -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                       (0.22)           (0.21)
Return of capital                                                                                   --               --(d)
                                                                                               -------          -------
   Total Distributions Declared to Shareholders                                                  (0.22)           (0.21)
                                                                                               -------          -------
NET ASSET VALUE, END OF PERIOD                                                                 $  8.80          $  8.73
                                                                                               -------          -------
Total return (e)(f)(g)                                                                            3.42%            0.58%
                                                                                               -------          -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (h)(i)                                                                         1.58%            1.68%
Interest expense (h)                                                                                --%(j)           --%
Expenses (h)(i)                                                                                   1.58%            1.68%
Net investment income (h)(i)                                                                      5.03%            5.19%(c)
Waiver/reimbursement (h)                                                                          0.15%            0.15%
Portfolio turnover                                                                                  26%(g)          179%(k)
Net assets, end of period (000's)                                                               $32,049          $11,651

(a) Class C shares were initially offered on February 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.
(d)  Rounds to less than $0.01 per share
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(j)  Rounds to less than 0.01%.
(k)  Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED JUNE 30,
                                         DECEMBER 31,   --------------------------------------------------------------
CLASS Z SHARES                              2002          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.73      $  8.84       $  8.41      $  8.63      $  8.97      $  8.74
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                        0.26         0.55(b)       0.62         0.60         0.56         0.58
Net realized and unrealized gain
   (loss) on investments                         0.07        (0.08)(b)      0.43        (0.22)       (0.33)        0.23
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.33         0.47          1.05         0.38         0.23         0.81
                                              =======      =======       =======      =======      =======      =======
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.26)       (0.58)        (0.62)       (0.60)       (0.57)       (0.58)
Return of capital                                  --           --(c)         --           --           --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.26)       (0.58)        (0.62)       (0.60)       (0.57)       (0.58)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  8.80      $  8.73       $  8.84      $  8.41      $  8.63      $  8.97
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                3.86%(e)     5.36%        12.86%        4.62%        2.60%        9.51%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Operating expenses (f)                          0.73%(g)     0.79%         0.72%        0.72%        0.72%        0.72%
Interest                                          --%(g)(i)    --%           --%          --%          --%          --%
Expenses (f)                                    0.73%(g)     0.79%         0.72%        0.72%        0.72%        0.72%
Net investment income (f)                       5.88%(g)     6.22%(b)      7.14%        7.16%        6.31%        6.51%
Portfolio turnover rate                           26%(e)      179%(j)       254%(j)      356%(j)      253%(j)      138%(h)
Net assets, end of period (000's)            $704,049     $729,580      $514,068     $406,216     $431,123     $437,456


(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Prior to commencement of operations of the Portfolio.
(i)  Rounds to less than 0.01%.
(j)  Portfolio turnover disclosed is for the SR&FIntermediate Bond Portfolio.




17
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

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

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

 TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Intermediate Bond Fund is:


Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Intermediate Bond Fund

Liberty Intermediate Bond Fund  SEMIANNUAL REPORT, DECEMBER 31, 2002

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LibertyFunds

A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. POSTAGE
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                                                713-03/435M-0103 (02/03) 03/0280